Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,024,387,685.20
Previously Paid Amount	156,833.76
Total Fee Amount	156,833.76
Total Offset Amount	0
Net Fee	$ 0